Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	193	1,617	234
Less: allowance for doubtful accounts	-	-	-
	193	1,617	234

As of December 31, 2021 and 2022, all accounts receivable were due from third-party customers. There is no allowance for doubtful accounts recognized as of the years ended December 31, 2021 and 2022.